Debt - Summary of borrowings of the scilex notes consisted (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Principal			$ 133,997
Unamortized debt discount			(30,597)
Unamortized debt issuance costs			(2,228)
Carrying value			101,172
Current portion	$ (115,222)	$ 0	(29,135)
Long term portion			72,037
Estimated fair value			$ 115,400